WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
SCHEDULE OF WARRANT CLASSIFICATION AT EACH BALANCE SHEET DATE
Warrant Class	Shares	Inception Date Fair Value	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	4,627,858	$1,990	10/7/2022	$11.5	8/11/2026

SCHEDULE FAIR VALUE WARRANTS

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	Initial Measurement	As of December 31, 2022
Common stock price	$14.00	$11.09
Exercise price	$0.01	$0.01
Dividend yield	0%	0%
Term	10	9.77
Volatility	94.00%	90.00%
Risk-free rate	3.90%	3.90%
Fair value	$13.99	$11.89

The following table provides the significant inputs to the Black-Scholes method for the fair value of the $10 Warrants:

Initial Measurement
Common stock price	$14.00
Exercise price	$10.00
Dividend yield	0%
Term	10
Volatility	85.00%
Risk-free rate	4.10%
Fair value	$10.42

SCHEDULE OF ROLL FORWARD IN WARRANTS

The following tables presents a roll-forward of the Company’s warrants from January 1, 2022 to December 31, 2022:

Private Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Assumed in the merger	4,627,858
Exercised subsequent to the merger	-
Warrants Outstanding, December 31, 2022	4,627,858

**There were no warrants issued, exercised and outstanding prior to January 1, 2022.

Public Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Assumed in the merger	9,487,500
Exercised subsequent to the merger	-
Warrants Outstanding, December 31, 2022	9,487,500

**There were no warrants issued, exercised and outstanding prior to January 1, 2022.

Term Loan Warrants:

Common Stock Warrants
**Warrants Outstanding, January 1, 2022	-
Issued in conjunction with merger	4,193,056
Exercised subsequent to the merger	(1,600,000)
Warrants Outstanding, December 31, 2022	2,593,056

**	There were no warrants issued, exercised and outstanding prior to January 1, 2022.

The following table presents a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 3 Inputs. The only class of warrants that were determined to be Level 3 are the term loan warrants.

Warrant Liability
Balances, January 1, 2022**	$-
Issuance of warrants	52,956
Exercise of warrants	(16,669)
Change in fair value of warrants	(5,446)
Balances, December 31, 2022	$30,841

**	There were no warrants issued, exercised and outstanding prior to January 1, 2022.